Leases (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of of quantitative information about right-of-use assets
The consolidated statement of financial position shows the following amounts relating to leases:

(in €‘000)	December 31, 2021	December 31, 2020

Right-of-use assets
Office buildings	9,886	10,985
Cars	1,134	1,761
Software	18,674	—
Other	659	868
Total	30,353	13,614

(in €‘000)	December 31, 2021	December 31, 2020
Lease liabilities
Current
Office buildings	820	963
Cars	604	676
Software	4,002	—
Other	94	187
Total	5,520	1,826
Non-current
Office buildings	9,423	10,315
Cars	551	1,105
Software	15,596	—
Other	527	657
Total	26,097	12,077
Amounts recognized in the consolidated statement of profit or loss
The consolidated statement of profit or loss shows the following amounts relating to leases:

(in €‘000)	2021	2020	2019
Depreciation expenses right-of-use assets
Office buildings	893	682	368
Cars	653	948	887
Software	1,633	—	—
Other	229	175	57
Total	3,408	1,805	1,312
Interest expenses on lease liabilities (included in finance costs)
Office buildings	216	241	157
Cars	25	39	37
Software	266	—	—
Other	20	14	4
Total	527	294	198
Total cash outflows for leases
The total cash outflows for leases were as follows:

(in €‘000)	2021	2020	2019
Office buildings	1,031	764	392
Cars	675	974	909
Software	1,774	—	—
Other	262	215	59
Total	3,742	1,953	1,360

Summary of Future minimum rentals receivable under non-cancellable sublease
Future minimum rentals receivable under
non-cancellable
sublease rental agreements classified as operating leases as at each reporting date, are as follows:

(in €‘000)	December 31, 2021	December 31, 2020
Within one year	200	—
After one year but not more than five years	200	—
More than five years	—	—
Total	400	—